Vanguard FTSE Social Index Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	60 Months Ended	71 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE US Choice Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.14%	14.67%	16.44%
FTSE USA Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.10%	14.47%	15.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.88%	13.78%	15.12%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.97%	14.53%	16.30%
Performance Inception Date	Feb. 07, 2019
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.65%	14.20%	15.94%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.57%	11.62%	13.24%